UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05506

College and University Facility Loan Trust Two
(Exact name of registrant as specified in charter)

c/o U.S. Bank One Federal Street, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

James Byrnes US Bank Corporate Trust Services One Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-603-6442

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2009

Item 1. Schedule of Investments

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

February 28, 2009

(Dollar Amounts in Thousands)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
	COLLEGE AND UNIVERSITY LOANS (95.2%)
	ALABAMA
$1,095	Alabama Agricultural and Mechanical University	3.000	05/01/2018	10.27	$817
1,245	Auburn University	3.000	12/01/2018	9.16	901
	CALIFORNIA
108	Azusa Pacific University	3.750	04/01/2015	10.88	87
485	California State University	3.000	11/01/2013	8.93	416
1,603	California State University	3.000	11/01/2019	8.99	1,185
299	Lassen Junior College District	3.000	04/01/2020	10.27	211
171	Occidental College	3.000	10/01/2019	10.41	118
975	University Student Co-Operative Association	3.000	04/01/2019	10.70	687
50	West Valley College	3.000	04/01/2009	10.50	49
	COLORADO
180	Regis College (Denver)	3.000	11/01/2012	10.47	153
	DELAWARE
81	Wesley College	3.375	05/01/2013	10.88	71
399	University of Delaware	3.000	12/01/2018	8.81	298
	FLORIDA
41	Florida Institute of Technology	3.000	11/01/2009	10.53	40
1,005	University of Florida	3.000	07/01/2014	10.15	804
	GEORGIA
67	Emmanuel College	3.000	11/01/2013	10.45	55
35	LaGrange College	3.000	03/01/2009	11.06	34
204	Mercer University	3.000	05/01/2014	10.58	168
220	Morehouse College	3.000	07/01/2010	10.50	199
490	Paine College	3.000	10/01/2016	10.45	368
	ILLINOIS
455	Concordia College	3.000	05/01/2019	10.65	321
690	Sangamon State University	3.000	11/01/2018	10.12	515
	INDIANA
326	Taylor University	3.000	10/01/2013	10.49	270
2,660	Vincennes University	3.000	06/01/2023	9.02	1,783
	IOWA
168	Simpson College	3.000	07/01/2016	10.58	125
	KENTUCKY
0	Georgetown College	3.000	12/01/2008	10.04	0
90	Georgetown College	3.000	12/01/2009	10.05	79
93	Transylvania University	3.000	11/01/2010	10.51	85
	MARYLAND
127	Hood College	3.625	11/01/2014	10.54	105
1,012	Morgan State University	3.000	11/01/2014	10.56	821
	MASSACHUSETTS
141	Hampshire College	3.000	07/01/2013	10.75	115
545	Hampshire College	3.000	02/01/2014	10.70	436
80	Brandeis University	3.000	11/01/2011	10.64	72

1

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

February 28, 2009

(Dollar Amounts in Thousands)

(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
380	College of the Holy Cross	3.625	10/01/2013	10.60	322
1,761	Northeastern University	3.000	05/01/2018	10.53	1,285
173	Springfield College	3.500	05/01/2013	10.67	152
1,535	Tufts University	3.000	10/01/2021	10.39	1,007
	MICHIGAN
2	Albion College	3.000	10/01/2009	10.56	3
	MINNESOTA
58	College of Saint Thomas	3.000	11/01/2009	10.53	55
279	MacAlester College	3.000	05/01/2020	10.46	195
	MISSISSIPPI
709	Hinds Junior College	3.000	04/01/2013	10.42	621
384	Millsaps College	3.000	11/01/2021	10.34	253
970	Mississippi State University	3.000	12/01/2020	9.64	653
	MISSOURI
128	Drury College	3.000	04/01/2015	10.63	103
98	Drury College	3.000	10/01/2010	10.75	91
	MONTANA
162	Carroll College	3.750	06/01/2014	10.46	131
94	Carroll College	3.000	06/01/2018	10.15	67
	NEW HAMPSHIRE
84	New England College	3.000	04/01/2016	10.77	64
	NEW JERSEY
930	Fairleigh Dickinson University	3.000	11/01/2017	10.39	681
260	Newark Beth Israel Hospital	3.625	01/01/2014	11.06	205
730	Rider College	3.625	11/01/2013	10.42	613
247	Rider College	3.000	05/01/2017	10.70	185
370	Rutgers, The State University	3.750	05/01/2016	9.19	307
	NEW Mexico
343	College of Santa Fe	3.000	10/01/2018	10.43	247
	NEW YORK
330	Daemen College	3.000	04/01/2016	10.77	253
641	D’Youville College	3.000	04/01/2018	10.90	463
695	Hofstra University	3.000	11/01/2012	10.61	602
83	Long Island University	3.000	11/01/2009	10.69	80
255	Long Island University	3.625	06/01/2014	10.49	205
334	Memorial Hospital for Cancer and Allied Diseases	3.375	04/01/2012	10.68	298
55	Utica College	3.000	11/01/2009	10.53	52
	NORTH CAROLINA
23	Catawba College	3.000	12/01/2009	10.27	21
210	Elizabeth City State University	3.000	10/01/2017	10.02	156
258	Saint Mary’s College	3.000	06/01/2020	10.14	175
	OHIO
5	Rio Grande College	3.000	03/30/2009	10.93	5
69	University of Steubenville	3.125	04/01/2010	10.98	65
385	Wittenberg University	3.000	05/01/2015	10.76	306

2

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

February 28, 2009

(Dollar Amounts in Thousands)

(continued)

				Internal
Outstanding		Stated		Rate of	Amortized
Principal		Interest	Maturity	Return % (A)	Cost (Notes
Balance	Description	Rate %	Date	(Unaudited)	1 and 2)
133	Wittenberg University	3.000	11/01/2017	10.39	98
2	Wooster Business College	3.000	03/30/2009	10.88	2
	OREGON
449	George Fox College	3.000	07/01/2018	10.64	325
51	Linfield College	3.000	10/01/2017	10.44	40
	PENNSYLVANIA
243	Albright College	3.000	11/01/2015	10.23	194
30	Carnegie-Mellon University	3.000	05/01/2009	10.73	29
560	Carnegie-Mellon University	3.000	11/01/2017	10.51	416
550	Drexel University	3.500	05/01/2014	10.53	464
200	Gannon University	3.000	11/01/2011	10.49	176
139	Gannon University	3.000	12/01/2022	10.13	88
112	Lycoming College	3.625	05/01/2014	10.64	94
165	Lycoming College	3.750	05/01/2015	10.62	135
78	Moravian College	3.375	11/01/2012	10.52	67
1,582	Philadelphia College of Art	3.000	01/01/2022	10.62	1,004
265	Saint Vincent College	3.500	05/01/2013	10.86	227
153	Seton Hill College	3.625	11/01/2014	10.53	124
725	Villanova University	3.000	04/01/2019	10.70	510
230	York Hospital	3.000	05/01/2020	10.64	160
	SOUTH CAROLINA
1,158	Benedict College	3.000	11/01/2020	10.36	783
66	Morris College	3.000	11/01/2009	10.53	62
	TENNESSEE
183	Cumberland University	3.000	08/01/2017	10.52	132
119	Hiwassee College	3.000	09/15/2018	10.58	85
	TEXAS
180	Houston Tillotson College	3.500	04/01/2014	10.90	150
1,150	Southwest Texas State University	3.000	10/01/2015	9.51	918
672	Stephen F. Austin State University	3.375-3.500	10/01/2012	9.57	587
71	Texas A & I University	3.000	07/01/2009	9.57	67
210	Texas Southern University	3.500	04/01/2013	10.45	181
404	University of Saint Thomas	3.000	10/01/2019	10.41	280
	VERMONT
62	Champlain College	3.000	12/01/2013	10.19	50
726	Saint Michael’s College	3.000	05/01/2013	10.60	618
115	Vermont State College	3.000	07/01/2014	9.30	94
	VIRGINIA
185	James Madison University	3.000	06/01/2009	10.49	173
243	Lynchburg College	3.750	05/01/2015	10.64	201
380	Lynchburg College	3.000	05/01/2018	10.68	279
138	Mary Baldwin College	3.375	05/01/2012	10.68	124
335	Marymount University	3.000	05/01/2016	10.52	266
1,865	Norfolk State University	3.000	12/01/2021	9.77	1,236
45	Randolph-Macon College	3.000	05/01/2010	10.72	42

3

COLLEGE AND UNIVERSITY FACILITY LOAN TRUST TWO

SCHEDULE OF INVESTMENTS

February 28, 2009

(Dollar Amounts in Thousands)

(continued)

						Internal
Outstanding			Stated			Rate of	Amortized
Principal			Interest	Maturity		Return % (A)	Cost (Notes
Balance		Description	Rate %	Date		(Unaudited)	1 and 2)
221		Saint Paul’s College	3.000	11/01/2014		10.56	179
717		Virginia Commonwealth University	3.000	06/01/2011		10.01	629
15		Virginia Wesleyan College	3.000	11/01/2009		10.54	14
39		Virginia Wesleyan College	3.000	11/01/2010		10.51	36
		WEST VIRGINIA
91		Bethany College	3.375	11/01/2012		10.54	79
155		Bethany College	3.000	11/01/2017		10.40	113
185		Bethany College	3.000	11/01/2012		10.40	161
		WISCONSIN
220		Carroll College	3.750	03/01/2015		10.93	177
285		Marian College	3.000	10/01/2016		10.45	214
		DISTRICT OF COLUMBIA
1,813		Georgetown University	3.000	11/01/2020		10.36	1,227
4,770		Georgetown University	4.000	11/01/2020		10.52	3,394
		PUERTO RICO
1,239		Inter American University of Puerto Rico	3.000	01/01/2017		10.94	907
489		University of Puerto Rico, Rio Piedras Campus	3.000	06/01/2011		9.39	434
52,393		Total College and University Loans					39,354

		Allowance for Loan Losses					832

		Net Loans of the Trust					38,522

		INVESTMENT AGREEMENTS (4.8%)
997		JPMorgan Chase Bank - Liquidity Fund	7.750	06/01/2018	(C)	7.750	997
933		JPMorgan Chase Bank - Revenue Fund	7.050	06/01/2018	(C)	7.050	933
1,930		Total Investment Agreements					1,930
$54,323	(B)	Total Investments (100.0%)					$40,452

(A)  Represents the rate of return based on the contributed cost and the amortization to maturity.

(B) The tax basis in the Loans is approximately $54,323.

(C) Terminates at the earlier of June 1, 2018 or the date on which the Bonds are paid-in-full.

4

Item 2. Controls and Procedures

(a)   Not applicable to the registrant.

(b)   Not applicable to the registrant.

Item 3. Exhibits.

The following exhibits are attached to this Form N-Q:

1)     Certification by the registrant’s Owner Trustee, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), is attached.

2)     Annual Compliance Statement of the Servicer, Capmark Finance, Inc. is attached.

3)     Capmark reports pursuant to section 1301, 1302, 1303, 1304, 1306 and 1307 of the servicer agreement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	College and University Facility Loan Trust Two

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James Byrnes Vice President

Date	April 29, 2009

* Print the name and title of each signing officer under his or her signature.